Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net sales		$ 60,822	$ 98,773	$ 72,102
Cost of goods sold		(60,691)	(98,899)	(64,609)
Gross profit (loss)		131	(126)	7,493
Other income		1,016	2,102	526
Selling and distribution expenses		(1,121)	(548)	(7,399)
Administrative expenses		(7,159)	(10,755)	(12,576)
Finance costs		(1,185)	(1,240)	(138)
Other expenses		(2,897)	(9)	(170)
Loss before taxation		(11,215)	(10,576)	(12,264)
Income tax expense		(9)	(11)	(12)
Net loss for the period/year from continuing operations		(11,224)	(10,587)	(12,276)
Discontinued operations
Gain on disposal of discontinued operations				10,430
Loss from discontinued operations				(196)
Net loss		(11,224)	(10,587)	(2,042)
Net loss attributable to:
Equity holders of the Company		(10,759)	(10,544)	(2,025)
Non-controlling interest		(465)	(43)	(17)
Net loss attributable to the equity holders of the Company arising from:
Continuing operations		(10,759)	(10,544)	(12,258)
Discontinued operations				10,233
Other comprehensive loss
Exchange differences on translation of financial statements of foreign operations		(768)	(348)	(260)
Exchange differences on translation of financial statements of foreign operations - non-controlling interest		13	(49)
Total comprehensive loss		(11,979)	(10,984)	(2,302)
Total comprehensive loss attributable to:
Equity holders of the Company		(11,527)	(10,892)	(2,285)
Non-controlling interest		(452)	(92)	(17)
Total comprehensive (loss) income arising from:
Continuing operations		(11,979)	(10,984)	(12,535)
Discontinued operations				$ 10,233
Weighted average number of ordinary shares outstanding used in computing basic loss per share	[1]	4,350,566	2,057,331	55,505
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	[1]	4,351,817	2,070,859	64,743
Basic (USD)
— from continuing operations	[1]	$ (2.47)	$ (5.13)	$ (220.84)
— from discontinued operations	[1]			184.36
Diluted (USD)
— from continuing operations	[2]	(2.47)	(5.13)	(220.84)
— from discontinued operations				$ 158.06

[1]	reflected the 1-for-40 reverse split effective on April 3, 2025.
[2]	earnings per share for basic and diluted weighted average shares outstanding from continuing operations are the same due to anti-dilutive feature resulting from the net loss from continuing operations for the year